RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.   RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021:

Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliates ("JD Group")	Shareholder of the Company
Walmart, its subsidiaries and affiliates ("Walmart Group")	Shareholder of the Company

(a)   The Group entered into the following transactions with the major related parties:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	1,564,436	2,214,262	951,328
Services to Walmart Group(2)	403,287	794,685	1,387,685
Operating expenses
Operational support services from JD Group	25,376	79,038	265,635
Purchases from JD Group	47,179	46,407	44,889
(1)	The services revenues from JD Group primarily consist of revenues from delivery service, platform technical service and promotion service. Before April 2021, the Group fulfilled the delivery needs of JD Group as the principal. The Group was primarily responsible for the delivery of merchandise and guaranteed identifying and directing riders to complete the deliveries requested by JD Group. In April 2021, the Group signed a new service agreement with JD Group. Under the new contractual terms, the Group only provides platform technical service to JD Group. It acts as an agent in fulfilling the delivery needs of JD Group and is not primarily responsible for the delivery of merchandise. The service agreement has an initial term of one year and remains valid till other replacement agreement is signed by both parties.

JD Group also provides certain operational supporting services to the Group, such as referral traffic under Omni-channel collaboration with JD Group and cloud server service.The service fee is confirmed with the Group on a monthly basis. The service agreements have terms ranging from one to three years and have been renewed upon expiration.

In addition, the Group entered into the purchase agreement with JD Group in August 2016 to purchase goods from JD Group for sale on Dada Now. The purchase agreement has an initial term of one year, and remains valid till other replacement agreement is signed by both parties.

16.   RELATED PARTY TRANSACTIONS – continued

(a)	The Group entered into the following transactions with the major related parties: - continued
(2)	Walmart Group became a related party in August 2018, therefore, only transactions occurred after August 2018 were presented as related party transactions. The services revenues from Walmart Group primarily consist of on-demand retail platform service revenues and fulfillment service revenues under the business cooperation agreement and service agreement with Walmart Group. The on-demand retail platform service revenues primarily consist of commission fees based on a pre-determined percentage charged to Walmart Group for participating in the Group’s online marketplace. The Group also fulfills the delivery needs of Walmart Group on JDDJ where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery. The Group entered into the business cooperation agreement with Walmart Group in June 2016, which was amended and restated in August 2018. The amended and restated business cooperation agreement has a term of six years. The service agreement has an initial term of one year, and remains valid till the termination of the business cooperation agreement.

(b)   The Group had the following balances with the major related parties:

	As of December 31,
	2020	2021
	RMB	RMB
Current assets:
Amount due from JD Group	562,194	424,395
Amount due from Walmart Group	84,147	416,272
Total	646,341	840,667
Current liabilities:
Amount due to JD Group(1)	26,545	43,042
Amount due to Walmart Group(2)	26,373	28,718
Total	52,918	71,760
(1)	Amount due to JD Group includes cost for referral traffic under omni-channel collaboration with JD Group and cloud server services fee.
(2)	Amount due to Walmart includes cash collected from consumers on behalf of Walmart when the Group performs on-demand retail platform services.